Form N-1A Cover	Aug. 31, 2025
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	FRANKLIN STRATEGIC SERIES
Entity Central Index Key	0000872625
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2025
Prospectus Date	Jan. 01, 2026